INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases
The components of the investment in the sales-type lease may be summarized as follows:

(in thousands of $)	2016	2015
Net minimum lease payments receivable	33,563	45,089
Estimated residual values of leased property (unguaranteed)	10,821	10,821
Less: finance lease interest income	(3,731)	(5,925)
Total investment in sales-type lease	40,653	49,985
Current portion	9,745	9,329
Long-term portion	30,908	40,656
	40,653	49,985

Minimum future gross revenues under non-cancellable sales-type leases
The minimum future gross revenues to be received under the sales-type lease as of December 31, 2016 are as follows:

(in thousands of $)
2017	11,493
2018	10,419
2019	11,493
2020	158
2021	—
Thereafter	—
33,563